UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23079

ABS Long/Short Strategies Fund

(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, Wisconsin 53212

(Address of principal executive offices) (Zip code)

Laurence K. Russian

ABS Investment Management LLC

537 Steamboat Road

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*[a] – 95.5%
ASIAN EQUITY LONG/SHORT – 8.5%
Kylin Offshore Fund Ltd.	2/1/2012 [d]	$1,400,000	$2,015,262	Quarterly	60 Days [c]
OPAD Ltd.	8/1/2017	1,500,000	1,700,822	Quarterly	40 Days
Pleiad Asia Offshore Feeder Fund	10/1/2014 [d]	2,422,570	2,833,190	Quarterly	60 Days [b,c]
		5,322,570	6,549,274
EUROPEAN EQUITY LONG/SHORT – 12.3%
Engadine Equity Fund - Institutional E	7/1/2017	2,300,000	2,518,484	Quarterly	45 Days
Horseman European Select Fund Ltd. Class A	3/1/2011 [d]	1,187,375	1,703,408	Monthly	30 Days
Pelham Long/Short Fund Ltd. Class A Sub Class 1	1/1/2015 [d]	2,094,829	2,717,205	Monthly	90 Days [c]
Rye Bay European Fund Ltd. - Class A	7/1/2017	2,300,000	2,475,204	Quarterly	65 Days
		7,882,204	9,414,301
FINANCIAL EQUITY LONG/SHORT – 4.2%
Boathouse Row Offshore Ltd.	4/1/2017	3,000,000	3,218,026	Quarterly	60 Days

GLOBAL EQUITY LONG/SHORT – 30.9%
Cooper Square Offshore Fund, Ltd.	8/1/2013 [d]	2,000,000	2,843,156	Quarterly	60 Days
Lansdowne Developed Markets Fund Limited Class B	9/1/2013 [d]	4,035,594	4,394,437	Monthly	90 Days [c]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	1,533,380	1,626,655	Quarterly	45 Days
Saya Offshore Fund Ltd. - Class B	8/1/2017	1,500,000	1,556,381	Quarterly	45 Days
Soroban Fund L.L.C.	1/1/2016	3,826,424	4,156,408	Quarterly	60 Days [b]
Suvretta Partners, L.P. - Class A	1/1/2016	3,626,837	4,780,798	Quarterly	45 Days
TPG Public Equity Partners-B, Ltd.	1/1/2016	3,850,000	4,395,663	Quarterly	60 Days [b]
		20,372,235	23,753,498
HEALTH CARE EQUITY LONG/SHORT – 8.7%
Camber Capital Fund L.P.	1/1/2016	3,529,434	4,113,153	Quarterly	90 Days [c]
Senzar Healthcare International Fund, Ltd.	9/1/2014 [d]	2,452,835	2,566,422	Monthly	30 Days
		5,982,269	6,679,575
JAPAN EQUITY LONG/SHORT – 3.3%
Indus Japan Fund, Ltd. Class A	2/1/2012 [d]	1,623,894	2,496,241	Quarterly	30 Days

LATIN AMERICA – 1.4%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	1,000,000	1,088,559	Monthly	90 Days

REAL ESTATE LONG/SHORT – 3.5%
Long Pond Offshore, Ltd.	6/1/2011 [d]	1,116,101	2,715,012	Quarterly	60 Days

TMT EQUITY LONG/SHORT – 10.6%
Seligman Tech Spectrum Fund L.L.C.	1/1/2016	3,224,984	4,494,487	Monthly	30 Days
SoMa Offshore, Ltd. Class A Founders	1/1/2017	3,000,000	3,652,266	Quarterly	60 Days
		6,224,984	8,146,753

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT – 12.1%
Altimeter Offshore Ltd. - Class A1	11/1/2013 [d]	$1,421,786	$2,042,317	Semi-Annually	60 Days
Anchor Bolt Fund, L.P. - Limited Partner E	1/1/2016	1,327,007	1,435,378	Quarterly	60 Days
Lakewood Capital Offshore Fund, Ltd. - Class A Sub-Class 1	4/1/2011 [d]	2,100,000	3,295,227	Quarterly	60 Days
Pagoda International, Ltd. - Class A-E Sub-Fund B	1/1/2016	2,300,000	2,490,339	Quarterly	45 Days
		7,148,793	9,263,261

TOTAL INVESTMENTS IN PORTFOLIO FUNDS – 95.5%		59,673,050	73,324,500

TOTAL INVESTMENTS – 95.5%		59,673,050	73,324,500

Other Assets in Excess of Liabilities – 4.5%			3,457,742
SHAREHOLDERS' CAPITAL – 100.0%			$76,782,242

*	All Portfolio Funds are non-income producing securities.
[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of January 31, 2018 was $59,673,050 and $73,324,500 respectively.
[b]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Portfolio Fund per quarter.
[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.
[d]	The investment came over from the predecessor fund acquisition.

See accompanying notes to Schedule of Investments.

ABS Long/Short Strategies Fund (the "Fund") was organized as a Delaware statutory trust on June 24, 2015 and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and operates as a "tender offer fund." The Fund's investment objective is to seek capital appreciation over a full market cycle while maintaining a lower level of volatility when compared to the global equity markets' risk and volatility.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services—Investment Companies."

The Board of Trustees ("Board") has established a Valuation Committee to oversee the valuation of the Fund's investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the "Valuation Procedures"). The Valuation Procedures provide that the Fund will value its investments in direct investments and Portfolio Funds at fair value.

The valuations of investments in Portfolio Funds are generally supported by monthly valuation statements received from the Portfolio Funds' independent administrators. In addition, investor reports and audited financial statements, among other things, maybe considered when available or necessary.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund or its independent administrator does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Portfolio Fund based on the most recent estimated value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Fund's net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy.

The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies ("RICs") and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

As of April 30, 2017, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$8,810,240
Gross unrealized depreciation	(15,333)
Net unrealized appreciation	$8,794,907
Cost of investments	$55,605,672

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ABS Long/Short Strategies Fund

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian
(Principal Executive Officer)
Date	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian
(Principal Executive Officer)
Date	March 26, 2018

By (Signature and Title)*	/s/ David J. Finn
David J. Finn
(Principal Financial Officer)
Date	March 26, 2018

*	Print the name and title of each signing officer under his or her signature.